INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
Intangible Assets [Abstract]
Schedule of Intangible Assets
Intangible assets as of December 31, 2022 included the following:

	Licenses and internal developments	Customer relationships and contracts	Platforms	Non-compete agreements	Cryptocurrencies(*)	Total
Useful life (years)	5	1 - 9	4 - 8	3
Cost
Values at beginning of year	99,036	85,807	—	1,990	1,216	188,049
Additions related to business combinations (note 26.2)	6,730	41,802	33,370	353	—	82,255
Additions from separate acquisitions	8,844	—	—	131	843	9,818
Additions from internal development	36,871	—	—	—	—	36,871
Derecognition	(6,170)	—	—	—	(12)	(6,182)
Translation	(10)	(986)	—	(60)	—	(1,056)
Values at end of year	145,301	126,623	33,370	2,414	2,047	309,755

Amortization and impairment
Accumulated at beginning of year	56,460	28,552	—	941	80	86,033
Additions	33,521	12,945	419	480	—	47,365
Impairment loss recognized in profit or loss	—	—	—	—	1,017	1,017
Derecognition	(4,651)	—	—	—	—	(4,651)
Translation	(52)	(1,505)	—	(64)	—	(1,621)
Accumulated at end of year	85,278	39,992	419	1,357	1,097	128,143
Carrying amount	60,023	86,631	32,951	1,057	950	181,612

(*) As of December 31, 2022, the Company´s crypto assets are comprised by Bitcoin, Ethereum and Stable Coin.
Intangible assets as of December 31, 2021 included the following:

	Licenses and internal developments	Customer relationships and contracts	Non-compete agreements	Cryptocurrencies (*)	Total
Useful life (years)	5	1 - 9	3
Cost
Values at beginning of year	72,538	74,792	834	—	148,164
Additions related to business combinations (note 26.2)	2,031	11,017	1,156	—	14,204
Additions from separate acquisitions	7,316	—	—	1,216	8,532
Additions from internal development	29,713	—	—	—	29,713
Disposals	(12,565)	—	—	—	(12,565)
Translation	3	(2)	—	—	1
Values at end of year	99,036	85,807	1,990	1,216	188,049

Amortization and impairment
Accumulated at beginning of year	47,360	13,459	624	—	61,443
Additions	21,244	15,093	317	—	36,654
Impairment loss recognized in profit or loss	—	—	—	80	80
Disposals	(12,153)	—	—	—	(12,153)
Translation	9	—	—	—	9
Accumulated at end of year	56,460	28,552	941	80	86,033
Carrying amount	42,576	57,255	1,049	1,136	102,016
(*) As of December 31, 2021, the Company´s crypto assets are comprised by Bitcoin and Ethereum.